Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net loss before taxes	$ 442	$ (3,393)
Statutory tax rate, percentage	27.00%	27.00%
Expected income tax (recovery)	$ 119	$ (916)
Impact of inflationary adjustments	(1,836)	(5,393)
Non-deductible other losses	574	0
Non-deductible expenses arising from thin-capitalization	0	4,181
Differences in foreign statutory tax rates	(99)	975
Permanent differences	682	895
Change in unrecognized deductible temporary differences and other	4,001	1,289
Withholding taxes	236	244
Foreign exchange	53	(35)
Total	$ 3,730	$ 1,240